Basis of Preparation - Accounts Payable (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($) [1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Condensed Financial Statements, Captions [Line Items]
Accounts payable	$ 1,584	$ 26,772	$ 31,842
Income tax payable	572	9,666	5,419
Other current financial liabilities	1,804	30,492	28,750
Other non-current liabilities		4,617	4,296
Provisions	256	4,323	4,685
Other non-current liabilities	$ 273	$ 4,617	4,296
Previously stated
Condensed Financial Statements, Captions [Line Items]
Accounts payable			16,694
Other current financial liabilities			17,475
Other non-current liabilities			8,981
Effects of reclassification
Condensed Financial Statements, Captions [Line Items]
Accounts payable			(16,694)
Income tax payable			5,419
Other current financial liabilities			11,275
Other non-current liabilities			(8,981)
Provisions			4,685
Other non-current liabilities			$ 4,296

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3